INVENTORIES, NET (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES, NET
	As of
	December 31, 2024	June 30, 2025
Inventories kept at warehouse	$1,736,280	$1,898,436
Inventories at showroom	484,236	532,455
	2,220,516	2,430,891
Less: allowance for obsolete inventories	(973,838)	(809,670)
Goods in transit	6,785,411	8,992,074
Total	$8,032,089	$10,613,295